Significant estimate and judgment	12 Months Ended
Dec. 31, 2020
Disclosure of significant estimates and judgments [Abstract]
Significant estimates and judgments

5.	Significant estimates and judgments

The preparation of financial statements requires the Group to make estimates and assumptions concerning the future. Management also needs to exercise judgment in applying the Group’s accounting policies. Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. As the resulting accounting estimates will, by definition, seldom equal the related actual results, it can contain a significant risk of causing a material adjustment. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

(a)	Estimation of impairment of goodwill

The Group reviews the goodwill annually in accordance with the accounting policy in Note 3. The recoverable amount of the cash-generating unit (group) is determined based on the value-in-use calculation. These calculations are based on estimates.

(b)	Income taxes

The Group is subject to tax laws from various countries. In the normal course of business, there are various types of transactions and different accounting methods that may add uncertainties to the decision of the final income taxes. The Group has recognized current and deferred taxes that reflect tax consequences based on the best estimates in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. However, actual income taxes in the future may not be identical to the recognized deferred tax assets and liabilities, and this difference can affect current and deferred tax at the period when the final tax effect is determined.

(c)	Fair value of financial instruments

The fair values of financial instruments (e.g. over-the-counter derivatives) which are not actively traded in the market are determined by using valuation techniques. The Group determines valuation techniques and assumptions based on significant market conditions at the end of each reporting period. Diverse valuation techniques are used to determine the fair value of financial instruments, from generic valuation techniques to internally developed valuation models that incorporate various types of assumptions and variables.

(d)	Allowance for credit loss, guarantees and unused loan commitments

The Group determines and recognizes allowances for losses on debt securities, loans and other receivables measured at amortized cost or FVOCI, and recognizes provisions for guarantees and unused loan commitments through impairment testing. The accuracy of allowances and provisions for credit losses are determined by the estimation of expected cash flows for individually assessed allowances, and methodology and assumptions used for collectively assessed allowances and provisions for groups of loans, guarantees and unused loan commitments.

(e)	Defined benefit obligation

The present value of a defined benefit obligation that is measured by actuarial valuation methods uses various assumptions which can change according to various elements. The assumptions used to determine the net cost (profit) of an annuity include a discount rate, and these changes will affect the carrying amount of the defined benefit obligation. The Group is deciding the appropriate discount rate for each half year. The discount rate represents the interest rate that should be used to determine the present value of the estimated future cash outflow expected to occur in settlement of the defined benefit obligation. The Group determines the appropriate discount rate by considering the interest rate of blue-chip corporate bonds that are denominated in the currency in which the pension is paid and have a maturity similar to the period of the associated defined benefit obligation. Other significant assumptions related to defined benefit obligations are based on current market situations.

(f)	Hedging relationship

The Group expects a high risk hedging effect throughout the hedging period in designating the hedging relationship and it is probable that the hedged transaction will be highly probable in the cash flow hedge.